Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 1,803	$ 1,639
Combined Canadian federal and provincial statutory income tax rate (%)	30.00%	30.00%
Expected federal and provincial taxes at statutory rate	$ 541	$ 492
Expected federal and provincial taxes at statutory rate decrease resulting from:
Foreign and other statutory rate differentials	(162)	(155)
AFUDC	(18)	(16)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(74)	(74)
Items capitalized for accounting purposes but expensed for income tax purposes	(7)	(8)
Other	9	(5)
Income tax expense	$ 289	$ 234
Effective tax rate (%)	16.00%	14.30%